Warrant agreement with Customer (Tables)	6 Months Ended
Jun. 30, 2026
Warrant Agreement With Customer
Schedule of warrant contract asset and derivative liability

Amazon Warrant Contract Asset
(SEK in thousand)
Initial recognition of warrant contract asset at March 18, 2026	1,480,446
Amortization to revenue	(1,020)
Foreign currency translation adjustment	46,155
Closing balance on June 30, 2026	1,525,580

Amazon Warrant Derivative Liability
(SEK in thousand)
Initial recognition of warrant derivative liability at March 18, 2026	1,480,446
Change in fair value of warrants	(269,913)
Foreign currency translation adjustment	46,207
Closing balance on June 30, 2026	1,256,740